Cover Page	May 20, 2021	Mar. 02, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	May 20, 2021
Entity Registrant Name		PULMONX CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39562
Entity Tax Identification Number		77-0424412
Entity Address, Address Line One		700 Chesapeake Drive
Entity Address, Postal Zip Code		94063
Entity Address, State or Province		CA
Entity Address, City or Town		Redwood City,
City Area Code		650
Local Phone Number		364-0400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value
Trading Symbol		LUNG
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Entity Central Index Key		0001127537
Amendment Flag		false